INCOME TAX (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets, gross	$ 149,797	$ 148,148
Corporate tax rate	0.21%
Net operating loss carryforwards	$ 149,797	148,148	$ 100,544
Hong Kong [Member]
Net operating loss carryforwards	$ 907,861	$ 148,148	$ 100,544